Compensation of directors, executive officers and other key management personnel (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) employee	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Minimum
Compensation
Number of employees working from home | employee	7,900
Current executive directors
Compensation
Compensation and benefits	$ 23	$ 21	$ 15
Executive officers
Compensation
Compensation and benefits	431	456	496
Post-employment benefits	522	472	$ 331
Loans receivable	$ 124	$ 102